Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Current assets	$ 706,400	$ 798,558
Non-current assets	2,766,711	3,174,406
Current liabilities	657,605	724,553
Non-current liabilities	1,251,596	1,453,834
Net assets	3,473,111	3,972,964
Revenues	711,373	707,412	$ 767,704
Net cash generated from operating activities	68,610	133,654	174,664
Net cash generated from / (used in) investing activities	92,572	55,417	103,270
Net cash (used in) / generated from financing activities	$ (208,529)	$ (337,137)	$ (296,477)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	44.60%	43.07%
Current assets	$ 227,724	$ 260,910
Non-current assets	2,014,041	2,382,939
Current liabilities	274,913	264,792
Non-current liabilities	814,415	940,213
Net assets	1,152,437	1,438,844
Book value of non-controlling interests	513,987	619,710
Revenues	328,546	331,721
Net income/ (loss)	(33,803)	226,586
Total comprehensive income / (loss)	(3,816)	(4,776)
Total comprehensive income / (loss) attributable to non-controlling interest	(4,677)	2,761
Net cash generated from operating activities	103,505	135,586
Net cash generated from / (used in) investing activities	83,250	98,240
Net cash (used in) / generated from financing activities	(190,938)	(301,401)
Net (decrease) / increase in cash and cash equivalents	(4,183)	(67,575)
Dividends distribution to non-controlling shareholders	$ (98,282)	$ (55,651)
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	64.78%	62.12%
Current assets	$ 194,573	$ 278,781
Non-current assets	529,298	576,647
Current liabilities	91,226	130,767
Non-current liabilities	179,420	180,415
Net assets	453,225	544,246
Book value of non-controlling interests	293,599	338,086
Revenues	161,810	171,951
Net income/ (loss)	42,318	38,751
Total comprehensive income / (loss)	(33,092)	73,689
Total comprehensive income / (loss) attributable to non-controlling interest	(20,557)	44,539
Net cash generated from operating activities	8,947	16,838
Net cash generated from / (used in) investing activities	976	22,930
Net cash (used in) / generated from financing activities	(51,327)	(47,574)
Net (decrease) / increase in cash and cash equivalents	(41,404)	(7,806)
Dividends distribution to non-controlling shareholders	$ 0	$ 0